Annual Operating Expenses {- Fidelity Managed Retirement 2015 Fund} - 07.31 Fidelity Managed Retirement Funds Retail Combo PRO-13 - Fidelity Managed Retirement 2015 Fund - Fidelity Managed Retirement 2015 Fund
Sep. 29, 2022
Operating Expenses:
Management fee	0.46%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.46%